UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                 811-4304

Exact name of registrant as specified in charter:   Delaware Group
                                                    Government Fund

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            July 31

Date of reporting period:                           April 30, 2006

Item 1.  Schedule of Investments (Unaudited)

Delaware American Government Bond Fund

April 30, 2006

                                                                                                    Principal        Market
                                                                                                    Amount           Value
Agency Collateralized Mortgage Obligations - 18.28%

Fannie Mae
   Series 1988-15 A 9.00% 6/25/18                                                                       $2,143           $2,274
   Series 1996-46 ZA 7.50% 11/25/26                                                                    260,861          277,185
   Series 2001-50 BA 7.00% 10/25/41                                                                    327,830          335,050
   Series 2003-122 AJ 4.50% 2/25/28                                                                    236,462          229,082
   Series 2005-110 MB 5.50% 9/25/35                                                                  1,470,000        1,457,597
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                     692,102          745,737
   Series 2001-T10 A1 7.00% 12/25/41                                                                   346,808          355,636
   Series 2002-T1 A2 7.00% 11/25/31                                                                    192,163          196,576
Fannie Mae Strip
   Series 35-2 12.00% 7/1/18                                                                           119,614          134,893
   Series C-2 12.00% 5/1/09                                                                            153,164          162,146
   Series D-2 11.00% 4/1/09                                                                             96,606          100,291
   Series F-2 11.50% 5/1/09                                                                             65,158           68,436
   Series H-2 11.50% 5/1/09                                                                            106,839          112,110
   Series J-1 7.00% 11/1/10                                                                              7,730            7,797
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                     218,674          225,731
   Series 2004-W9 2A1 6.50% 2/25/44                                                                    247,091          251,258
Freddie Mac
   Series 2552 KB 4.25% 6/15/27                                                                        548,338          542,056
   Series 2662 MA 4.50% 10/15/31                                                                       405,536          396,402
   Series 3063 PC 5.00% 2/15/29                                                                      1,065,000        1,036,105
/ Freddie Mac Structured Pass-Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                         73,694           76,252
   Series T-58 2A 6.50% 9/25/43                                                                      1,410,426        1,431,507
Government National Mortgage Association
   Series 2002-28 B 5.779% 7/16/24                                                                   4,000,000        4,040,001
   Series 2002-61 BA 4.648% 3/16/26                                                                  2,292,173        2,249,105
   Series 2003-43 B 4.374% 4/16/33                                                                   5,000,000        4,744,148
   Series 2003-78 B 5.11% 10/16/27                                                                   5,000,000        4,876,392
                                                                                                                      _________

Total Agency Collateralized Mortgage Obligations (cost $24,748,207)                                                  24,053,767
                                                                                                                     __________

Agency Mortgage-Backed Securities - 19.85%

Fannie Mae
   5.50% 1/1/13                                                                                        510,056          505,593
   6.215% 6/1/08                                                                                       628,040          633,339
   7.41% 4/1/10                                                                                      4,804,334        5,157,151
   10.50% 6/1/30                                                                                        36,319           40,926
~ Fannie Mae ARM
   5.069% 8/1/35                                                                                       455,171          440,873
   5.95% 4/1/36                                                                                      1,329,320        1,336,816
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                               607,264          563,807
Fannie Mae Relocation 30 yr 5.00% 9/1/33 to 11/1/33                                                  1,667,140        1,595,245
Fannie Mae S.F. 15 yr
   6.00% 6/1/17                                                                                      1,049,057        1,063,154
   6.50% 6/1/16                                                                                             38               39
   8.00% 10/1/16                                                                                       502,716          527,538
Fannie Mae S.F. 15 yr TBA 5.00% 5/1/21                                                                 455,000          443,056
Fannie Mae S.F. 30 yr
   8.00% 2/1/30                                                                                         66,341           70,633
   10.00% 7/1/20 to 2/1/25                                                                             724,605          804,781
Fannie Mae S.F. 30 yr TBA
   5.00% 5/1/36                                                                                        315,000          297,970
   5.50% 5/1/36                                                                                        680,000          660,450
   6.50% 5/1/36                                                                                        440,000          447,563
Freddie Mac 6.00% 1/1/17                                                                               290,245          291,968
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                                 2,712,959        2,485,747
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                            2,285,114        2,190,852
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                  1,189,420        1,166,003
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                       136,929          140,909
   8.00% 5/1/11 to 5/1/31                                                                              591,256          615,620
   8.50% 12/1/09                                                                                        17,724           18,067
   9.00% 9/1/30                                                                                        203,477          221,790
   10.00% 1/1/19                                                                                        31,806           34,887
   11.50% 6/1/15 to 3/1/16                                                                             199,560          224,039
Freddie Mac S.F. 30 yr TBA 5.00% 5/1/36                                                                145,000          137,116
Government National Mortgage Association GPM
   11.00% 3/15/13                                                                                       34,661           37,683
   12.00% 1/15/13                                                                                        7,208            8,009
   12.25% 3/15/14                                                                                       11,198           12,276
Government National Mortgage Association S.F. 15 yr 6.50% 7/15/14                                       88,433           90,699
Government National Mortgage Association S.F. 30 yr
   6.00% 4/15/33                                                                                       691,086          694,326
   7.00% 5/15/28                                                                                       406,905          422,800
   7.50% 12/15/23 to 1/15/32                                                                           511,839          537,117
   8.00% 5/15/30                                                                                        40,453           43,259
   9.50% 9/15/17 to 3/15/23                                                                            238,261          261,585
   10.00% 9/15/18                                                                                       30,506           33,623
   11.00% 12/15/09 to 9/15/15                                                                          149,176          161,558
   11.50% 7/15/15                                                                                        6,598            7,377
   12.00% 12/15/12 to 12/15/15                                                                         440,774          490,326
   12.50% 5/15/10 to 1/15/16                                                                            77,525           85,934
Government National Mortgage Association II GPM
   10.75% 3/20/16 to 2/20/18                                                                            29,205           31,828
   12.00% 1/20/14                                                                                       22,150           24,704
Government National Mortgage Association II S.F. 30 yr
   6.00% 11/20/28                                                                                      228,427          229,069
   6.50% 2/20/30                                                                                       299,520          305,792
   7.50% 9/20/30                                                                                        61,619           64,180
   8.00% 6/20/30                                                                                        30,314           32,265
   10.00% 11/20/15 to 6/20/21                                                                           78,691           86,553
   10.50% 3/20/16 to 2/20/21                                                                            90,162           99,922
   11.00% 5/20/15 to 7/20/19                                                                            49,551           54,582
   12.00% 3/20/14 to 5/20/15                                                                            33,611           37,809
   12.50% 10/20/13 to 7/20/15                                                                          130,811          144,420
                                                                                                                        _______

Total Agency Mortgage-Backed Securities (cost $26,607,373)                                                           26,113,628
                                                                                                                     __________

Agency Obligations - 14.20%

Fannie Mae
   ^ 5.329% 10/9/19                                                                                 10,000,000        4,517,610
   6.625% 9/15/09                                                                                      830,000          867,444
^ Financing Corporation Principal Strip
   CPN 5.45% 2/8/13                                                                                    752,000          524,931
   CPN 5.46% 8/8/13                                                                                    752,000          510,697
   CPN 5.47% 3/26/14                                                                                   752,000          495,483
   CPN 5.486% 2/8/14                                                                                 1,012,000          661,647
   CPN 1 4.413% 11/11/13                                                                             2,150,000        1,439,100
   CPN 12 4.264% 6/6/12                                                                             12,775,000        9,320,321
Freddie Mac 4.75% 1/19/16                                                                              355,000          338,650
                                                                                                                        _______

Total Agency Obligations (cost $19,763,040)                                                                          18,675,883
                                                                                                                     __________

Commercial Mortgage-Backed Securities - 3.44%

~ Bank of America Commercial Mortgage Securities Series 2005-2 A5 4.857% 7/10/43                       115,000          108,129
~ Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.226% 7/15/44                  125,000          120,456
# CS First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18                        1,505,000        1,575,556
General Electric Capital Commercial Mortgage Series 2005-C2 A2 4.706% 5/10/43                          255,000          248,648
~ JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP2 AJ 4.842% 7/15/42                     240,000          223,576
Lehman Brothers-UBS Commercial Mortgage Trust
   Series 2005-C5 A2 4.885% 9/15/30                                                                    550,000          539,464
   Series 2006-C1 A2 5.084% 2/15/31                                                                    155,000          152,740
Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3 4.467% 10/12/41                                                               235,000          223,128
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                   540,000          529,431
   ~ Series 2005-CIP1 B 5.10% 7/12/38                                                                  185,000          177,185
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                            255,000          249,617
# Tower 144A
   Series 2006-1 B 5.588% 2/15/36                                                                      130,000          128,720
   Series 2006-1 C 5.707% 2/15/36                                                                      195,000          193,251
~ Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45                             60,000           58,668
                                                                                                                         ______

Total Commercial Mortgage-Backed Securities (cost $4,614,926)                                                         4,528,569
                                                                                                                      _________

Corporate Bonds - 1.68%

Banking - 1.28%
CitiFinancial 10.00% 5/15/09                                                                         1,500,000        1,685,978
                                                                                                                      _________

                                                                                                                      1,685,978
                                                                                                                      _________
Energy - 0.40%
Apache Finance 7.00% 3/15/09                                                                           500,000          527,323
                                                                                                                        _______

                                                                                                                        527,323
                                                                                                                        _______

Total Corporate Bonds (cost $2,535,270)                                                                               2,213,301
                                                                                                                      _________

Municipal Bonds - 0.33%

~ Massachusetts State Special Obligation Revenue Loan 3.679% 6/1/22 (FSA)                              400,000          430,040
                                                                                                                        _______

Total Municipal Bonds (cost $439,552)                                                                                   430,040
                                                                                                                        _______



Non-Agency Asset-Backed Securities - 2.39%

~ Countrywide Asset-Backed Certificates
   Series 2005-12 2A2 4.898% 2/25/36                                                                   570,000          563,794
   Series 2006-1 AF2 5.281% 7/25/36                                                                    100,000           99,449
   Series 2006-3 2A2 5.139% 6/25/36                                                                    285,000          285,216
   Series 2006-4 2A2 5.139% 7/25/36                                                                    940,000          940,710
General Motors Acceptance Mortgage Loan Trust Series 2003-HE2 A3 4.12% 10/25/26                        250,000          247,399
~ Residential Asset Mortgage Securities Series 2006-KS3 AI3 5.129% 4/25/36                             765,000          765,594
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.099% 5/25/35                         240,312          240,325
                                                                                                                        _______

Total Non-Agency Asset-Backed Securities (cost $3,146,347)                                                            3,142,487
                                                                                                                      _________

Non-Agency Collateralized Mortgage Obligations - 9.64%

~ American Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                              20,698           20,668
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                 1,351,479        1,339,231
   Series 2004-11 1CB1 6.00% 12/25/34                                                                  985,114          972,072
   Series 2005-5 2CB1 6.00% 6/25/35                                                                    257,696          255,280
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                          180,710          175,484
~ Bear Stearns Alternative A Trust Series 2006-3 33A1 6.207% 5/25/36                                   540,000          542,786
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                 482,781          477,291
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                                    375,372          373,032
/~ Countrywide Home Loan Mortgage Pass-Through Trust
   Series 2006-HYB3 2A1A 5.804% 5/20/36                                                                580,000          580,000
   Series 2006-HYB3 3A1A 6.143% 5/20/36                                                                495,000          497,144
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33                       223,789          226,516
First Horizon Asset Securities Series 2003-5 1A17 8.00% 7/25/33                                        236,946          248,447
~ GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.195% 5/25/35                                           398,635          386,395
# GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 144A 7.75% 5/19/27                                                                  258,410          268,632
   Series 1999-3 A 8.00% 8/19/29                                                                       551,004          576,840
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                   632,002          670,330
~ Indymac Index Mortgage Loan Trust
   Series 2006-AR2 1A1A 5.179% 4/25/46                                                                 623,062          623,062
   Series 2006-AR7 5A1 6.166% 5/25/36                                                                  349,963          351,307
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                 459,053          456,842
# MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                   387,263          405,993
# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                     461,615          452,527
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                   263,622          267,786
   Series 2004-SL4 A3 6.50% 7/25/32                                                                    275,204          279,067
Structured Asset Securities
   ~ Series 2002-22H 1A 6.983% 11/25/32                                                                667,304          677,855
   Series 2004-12H 1A 6.00% 5/25/34                                                                    552,489          545,065
/ Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                     243,042          239,220
   Series 2005-1 6A2 6.50% 3/25/35                                                                      53,607           53,824
~ Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 2A1 5.798% 4/25/36                      727,660          721,039
                                                                                                                        _______

Total Non-Agency Collateralized Mortgage Obligations (cost $12,933,685)                                              12,683,735
                                                                                                                     __________


U.S. Treasury Obligations - 29.95%

U.S. Treasury Bonds
   4.50% 2/15/36                                                                                     3,255,000        2,926,196
   5.375% 2/15/31                                                                                    2,460,000        2,497,670
   6.25% 8/15/23                                                                                       250,000          276,367
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                                      556,701          534,629
   2.00% 1/15/16                                                                                        80,084           77,447
   2.375% 4/15/11                                                                                      605,611          609,612
   3.00% 7/15/12                                                                                     5,414,696        5,645,460
   3.875% 1/15/09                                                                                    1,005,545        1,055,823
U.S. Treasury Notes
   3.75% 3/31/07                                                                                       285,000          282,028
   oo 4.50% 2/28/11                                                                                  5,540,000        5,440,457
   4.50% 2/15/16                                                                                    11,880,000       11,365,822
   4.75% 3/31/11                                                                                       810,000          803,862
   4.875% 4/30/08                                                                                    2,035,000        2,035,796
^ U.S. Treasury Strip 4.199% 11/15/13                                                                8,535,000        5,851,612
                                                                                                                      _________

Total U.S. Treasury Obligations (cost $40,616,778)                                                                   39,402,781
                                                                                                                     __________

Repurchase Agreements - 5.88%

With BNP Paribas 4.67% 5/1/06
(dated 4/28/06, to be repurchased at $4,016,562,
collateralized by $4,179,000 U.S. Treasury Bills
due 8/17/06, market value $4,119,639)                                                                4,015,000        4,015,000




With Cantor Fitzgerald 4.67% 5/1/06
(dated 4/28/06, to be repurchased at $3,724,449,
collateralized by $1,351,000 U.S. Treasury Notes
2.625% due 11/15/06, market value $1,351,559,
$113,000 U.S. Treasury Notes 2.625% due 5/15/08,
market value $109,317, $655,000 U.S. Treasury Notes
3.50% due 11/15/06, market value $660,662,
$532,000 U.S. Treasury Notes 4.625% due 5/15/06,
market value $543,417 and $1,064,000 U.S. Treasury
Notes 6.50% due 2/15/10, market value $1,135,475)                                                    3,723,000        3,723,000
                                                                                                                      _________

Total Repurchase Agreements (cost $7,738,000)                                                                         7,738,000
                                                                                                                      _________

Total Market Value of Securities - 105.64%
   (cost $143,143,178)                                                                                              138,982,191

Liabilities Net of Receivables and Other Assets (See Notes) - (5.64%)                                                (7,419,009) ]
                                                                                                                    ___________

Net Assets Applicable to 17,983,349 Shares Outstanding - 100.00%                                                   $131,563,182
                                                                                                                   ____________

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $4,271,849, which represented 3.25% of the Fund's net assets. See Note 5 in "Notes."
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
] Of this amount, $11,568,700 represents account payable as of April 30, 2006.
oo Fully or partially pledged as collateral for financial futures contracts.
/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
CPN - Coupon
FSA - Insured by Financial Security Assurance
GPM - Graduate Payment Mortgage
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at April 30, 2006:


Futures Contracts(1)
                                                                                                        Unrealized
          Contracts                     Notional              Notional                                 Appreciation
        to Buy (Sell)                Cost (Proceeds)            Value          Expiration Date        (Depreciation)
        _____________                _______________        ______________     _______________        ______________

109 U.S. Treasury 10 year Notes        $11,522,346           $11,508,016           6/30/06              $ (14,330)
 16 U.S. Treasury 5 year Notes           1,663,088             1,666,500           6/30/06                  3,412
 (13) U.S. Treasury long Bond           (1,387,216)           (1,388,969)          6/30/06                 (1,753)
                                                                                                         ________

                                                                                                         $ 12,671
                                                                                                         ________

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation)is reflected in the Fund's net assets.


(1)See Note 3 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Government Fund (the "Trust") - Delaware American Government Bond Fund (the "Fund").

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Broad of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                  $143,258,450
                                                     ____________

Aggregate unrealized appreciation                         139,004
Aggregate unrealized depreciation                      (4,415,263)
                                                     ____________

Net unrealized depreciation                          $ (4,276,259)
                                                     ____________

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $15,658,139 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,195,086 expires in 2007, $6,907,431 expires in 2008, $1,219,236 expires in 2009, $2,497,064 expires in
2012 and $1,839,322 expires in 2013.


3. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.


4. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

The Fund had no swap agreements outstanding at April 30, 2006.

5. Credit and Market Risk

The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At April 30, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.


Delaware Inflation Protected Bond Fund

April 30, 2006

                                                                                                     Principal       Market
                                                                                                     Amount o        Value (U.S.$)
Agency Asset-Backed Securities - 0.07%

Fannie Mae Whole Loan Series 2001-W2 AS5 6.473% 10/25/31                            USD                  19,488          $19,422
                                                                                                                         _______

Total Agency Asset-Backed Securities (cost $19,442)                                                                       19,422
                                                                                                                          ______

Agency Collateralized Mortgage Obligations - 0.17%

Fannie Mae Whole Loan Series 2003-W19 1A3 4.783% 11/25/33                                                20,551           20,461
Government National Mortgage Association Series 2002-20 VD 6.00% 4/20/19                                 25,000           25,125
                                                                                                                          ______

Total Agency Collateralized Mortgage Obligations (cost $46,036)                                                           45,586
                                                                                                                          ______

Agency Mortgage-Backed Securities - 0.02%

Freddie Mac S.F. 30 yr 8.00% 5/1/31                                                                       6,682            7,127
                                                                                                                           _____

Total Agency Mortgage-Backed Securities (cost $7,217)                                                                      7,127
                                                                                                                           _____

Commercial Mortgage-Backed Securities - 0.00%

Asset Securitization Series 1995-MD4 A1 7.10% 8/13/29                                                       449              454
                                                                                                                             ___

Total Commercial Mortgage-Backed Securities (cost $460)                                                                      454
                                                                                                                             ___

Corporate Bonds - 2.55%

Basic Industries - 0.24%
Norske Skog Canada 8.625% 6/15/11                                                                        55,000           55,413
Smurfit-Stone Container 9.25% 2/1/08                                                                     10,000           10,375
                                                                                                                          ______

                                                                                                                          65,788
                                                                                                                          ______
Brokerage - 0.55%
LaBranche & Company 9.50% 5/15/09                                                                        95,000          102,125
~ Merrill Lynch 4.79% 3/12/07                                                                            50,000           49,726
                                                                                                                          ______

                                                                                                                         151,851
                                                                                                                         _______
Communications - 0.42%
CSC Holdings 10.50% 5/15/16                                                                              20,000           21,150
Insight Midwest 10.50% 11/1/10                                                                           90,000           95,063
                                                                                                                          ______

                                                                                                                         116,213
                                                                                                                         _______
Consumer Cyclical - 0.68%
~ Ford Motor Credit 9.473% 4/15/12                                                                       65,000           65,160
General Motors Acceptance
   ~ 6.018% 7/16/07                                                                                       5,000            4,854
   6.875% 9/15/11                                                                                       100,000           93,781
MGM MIRAGE 9.75% 6/1/07                                                                                  20,000           20,850
                                                                                                                          ______

                                                                                                                         184,645
                                                                                                                         _______
Consumer Non-Cyclical - 0.30%
Biovail 7.875% 4/1/10                                                                                    80,000           81,200
                                                                                                                          ______

                                                                                                                          81,200
                                                                                                                          ______
Electric - 0.17%
NRG Energy 7.375% 2/1/16                                                                                 45,000           45,506
                                                                                                                          ______

                                                                                                                          45,506
                                                                                                                          ______
Energy - 0.10%
~ Secunda International 13.068% 9/1/12                                                                   25,000           26,500
                                                                                                                          ______

                                                                                                                          26,500
                                                                                                                          ______
Insurance - 0.09%
Marsh & McLennan 5.375% 3/15/07                                                                          25,000           24,929
                                                                                                                          ______

                                                                                                                          24,929
                                                                                                                          ______

Total Corporate Bonds (cost $703,488)                                                                                    696,632
                                                                                                                         _______

Municipal Bonds - 0.59%

~ Massachusetts State Special Obligation Revenue Loan 3.679% 6/1/22 (FSA)                               150,000          161,265
                                                                                                                         _______

Total Municipal Bonds (cost $164,558)                                                                                    161,265
                                                                                                                         _______



Non-Agency Asset-Backed Securities - 0.01%

MBNA Master Credit Card Trust USA Series 1999-D B 6.50% 11/17/08                                          2,000            2,003
                                                                                                                           _____

Total Non-Agency Asset-Backed Securities (cost $2,068)                                                                     2,003
                                                                                                                           _____

Non-Agency Collateralized Mortgage Obligations - 0.47%

~ Bank of America Mortgage Securities Series 2002-K 2A1 5.447% 10/20/32                                  80,085           80,041
~ Washington Mutual Series
   2003-AR7 A5 3.066% 8/25/33                                                                            25,000           24,527
   2004-AR4 A1 1.873% 6/25/34                                                                            23,693           23,550
                                                                                                                          ______

Total Non-Agency Collateralized Mortgage Obligations (cost $127,718)                                                     128,118
                                                                                                                         _______

Sovereign Debt - 3.52%

Brazil - 0.61%
Federal Republic of Brazil 6.00% 8/15/10                                            BRL                 393,960          166,926
                                                                                                                         _______

                                                                                                                         166,926
                                                                                                                         _______
France - 0.22%
Government of France 3.00% 7/25/09                                                  EUR                  44,789           59,429
                                                                                                                          ______

                                                                                                                          59,429
                                                                                                                          ______
Japan - 0.95%
Japanese Government 0.80% 3/10/16                                                   JPY              29,850,000          259,474
                                                                                                                         _______

                                                                                                                         259,474
                                                                                                                         _______
Sweden - 1.74%
Swedish Government 3.50% 12/1/15                                                    SEK               2,750,000          474,571
                                                                                                                         _______

                                                                                                                         474,571
                                                                                                                         _______

Total Sovereign Debt (cost $917,498)                                                                                     960,400
                                                                                                                         _______

U.S. Treasury Obligations - 94.44%

U.S. Treasury Inflation Index Bonds
   2.00% 1/15/26                                                                    USD               1,836,927        1,708,702
   2.375% 1/15/25                                                                                     1,317,575        1,302,136
   3.375% 4/15/32                                                                                       520,502          625,247
   3.625% 4/15/28                                                                                       110,559          133,076
   3.875% 4/15/29                                                                                     2,199,670        2,761,275
U.S. Treasury Inflation Index Notes
   1.625% 1/15/15                                                                                     1,529,594        1,442,181
   1.875% 7/15/13                                                                                     2,071,628        2,013,202
   1.875% 7/15/15                                                                                       924,430          887,779
   2.00% 1/15/14                                                                                      1,370,995        1,338,273
  oo 2.00% 7/15/14                                                                                      811,626          791,241
   2.00% 1/15/16                                                                                      3,353,521        3,243,092
   2.375% 4/15/11                                                                                     2,777,803        2,796,156
   3.00% 7/15/12                                                                                      2,497,390        2,603,824
   3.375% 1/15/07                                                                                       194,378          196,732
   3.375% 1/15/12                                                                                        27,974           29,694
   3.625% 1/15/08                                                                                       313,609          323,201
   3.875% 1/15/09                                                                                     3,301,338        3,466,407
   4.25% 1/15/10                                                                                        118,094          127,182
                                                                                                                         _______

Total U.S. Treasury Obligations (cost $26,476,219)                                                                    25,789,400
                                                                                                                      __________


Total Market Value of Securities - 101.84%
   (cost $28,464,704)                                                                                                 27,810,407

Liabilities Net of Receivables and Other Assets (See Notes) - (1.84%)                                                   (501,633)
                                                                                                                         _______

Net Assets Applicable to 2,856,390 Shares Outstanding - 100.00%                                                      $27,308,774
                                                                                                                     ___________

o Principal amount shown is stated in the currency in which each security is denominated.

BRL - Brazilian Real
EUR - European Monetary Unit
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
oo Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:

FSA - Insured by Financial Security Assurance
S.F. - Single Family
yr -  Year


The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                       Unrealized
                                                                                                      Appreciation
Contracts to Receive (Deliver)               In Exchange For               Settlement Date           (Depreciation)
______________________________               _______________               _______________           ______________

       25,000 EUR                            USD  (30,344)                     5/8/06                    $1,224
       93,904 EUR                            SEK (888,000)                     5/8/06                    (2,212)
    3,693,008 JPY                            USD  (32,114)                     5/8/06                       351
   (2,657,260) SEK                           USD  338,462                      5/8/06                   (22,978)
                                                                                                         ______

                                                                                                       $(23,615)
                                                                                                       ________

Futures Contracts(2)

                                                                                                           Unrealized
          Contracts                        Notional              Notional                                 Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
 ______________________________         _______________       _______________     _______________       _______________

  6 U.S. Treasury 2 year Notes           $1,219,908             $1,222,405           6/30/06                 $2,497
  2 U.S. Treasury 5 year Notes              208,230                208,313           6/30/06                     83
  2 U.S. Treasury 10 year Notes             211,073                211,156           6/30/06                     83
 (5) U.S. Treasury long Bond               (532,629)              (534,219)          6/30/06                 (1,590)
                                                                                                              _____

                                                                                                            $ 1,073
                                                                                                            _______

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Government Fund (the "Trust") - Delaware Inflation Protected Bond Fund (the "Fund").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).


Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates, from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                    $28,574,612
                                                       ___________

Aggregate unrealized appreciation                           64,496
Aggregate unrealized depreciation                         (828,701)
                                                       ___________

Net unrealized depreciation                            $  (764,205)
                                                       ___________


3. Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund also invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At April 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Government Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Government Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
________________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 27, 2006

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Government Fund


         Jude T. Driscoll
________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006


         Michael P. Bishof
________________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 27, 2006